Note 16 - Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

10.          STOCK-BASED COMPENSATION

The Company has an incentive compensation plan to provide stock options, stock issuances and other equity interests in the Company to employees, directors, consultants, independent contractors, and advisors of the Company and any other person who is determined by the Committee of the Board of Directors of the Company to have made (or expected to make) contributions to the Company. The maximum shares reserved under the plan is 4,500,000 shares. As of March 31, 2014, the Company had 3,660,000 shares available for award under the plan.

Stock Options

In March 2014, the Company issued stock options to purchase 25,000 shares of common stock to an employee under the incentive compensation plan at an exercise price of $0.38 per share (the closing price of the stock as of the date of issuance). The options expire ten years from the date of grant and vest over four years. The following Black-Scholes option-pricing model assumptions were used: underlying price of $0.38, dividend yield of 0%, expected volatility 117%, risk free rate of 2.7%, and expected life of 5.25 years.

The following table summarizes information for options outstanding and exercisable at March 31, 2014:

	Weighted Average Exercise Price	Option Shares
Outstanding at December 31, 2013	$1.60	1,910,000
Granted	$0.38	25,000
Cancelled	$1.59	(1,345,000)
Outstanding at March 31, 2014	$1.41	590,000

Options exercisable at the end of the period	$1.63	446,250

The following table summarizes information for options outstanding and exercisable at March 31, 2014:

Range of Prices	Options Outstanding	Options Outstanding Weighted Avg. Remaining Contractual Term in Years	Options Outstanding Weighted Avg. Exercise Price	Options Exercisable	Options Exercisable Weighted Avg. Exercise Price
$.38	25,000	10	$0.38	6,250	$0.38
$.77	250,000	8	$0.77	125,000	$0.77
$2.00	315,000	5	$2.00	315,000	$2.00
$.77–2.00	590,000	6	$1.41	446,250	$1.63

Issuance of restricted stock

In February 2014, we issued an aggregate of 250,000 restricted shares of common stock to a consultant which vest over a 15-month period and are subject to lock-up restrictions. The stock was awarded pursuant to a Restricted Stock Award Agreement under the incentive compensation plan.

Stock warrants

In February and March 2014, the Company issued stock warrants to purchase an aggregate of 5,520,000 shares of common stock to directors, officers and service providers at an exercise prices ranging from $0.21 to $.35 per share (the closing price of the stock as of the date of issuance). The warrants were issued pursuant to Warrant Agreements that are outside of the incentive compensation plan. The warrants carry an exercise price ranging from of $.21 to $.35 per share and expire ten years from the date of grant. The warrants vest over twenty months. The fair value of each warrant is estimated on the date of issuance using the Black-Scholes option-pricing model. For warrants issued in 2014, the following Black-Scholes option-pricing model assumptions were used, underlying price of $0.21-$.35, dividend yield of 0%, expected volatility of 117%, risk-free interest rate of 1.75%, and average expected life of 5.75 years. Based on the pricing model, the Company expensed approximately $129,000 in the quarter ended March 31, 2014.

The following table summarizes information for warrants outstanding and vested at March 31, 2014:

Issue Date	Number of Warrants	Expiration Date	Exercise Price Per Share	Warrants Vested
December 2009	100,000	December 2014	$1.25	100,000
September 2012	50,000	December 2015	$0.50	50,000
February 2014	3,500,000	February 2024	$0.21	437,500
March 2014	2,020,000	March 2024	$0.35	162,500
Total	5,670,000			587,500

Stock compensation expense

For the three months ended March 31, 2014, the Company recognized approximately $145,000 of stock compensation expense.  As of March 31, 2014, there was approximately $984,000 total unrecognized compensation expense cost.  This cost is expected to be recognized over a weighted-average period of approximately 2 years.

16.          STOCK-BASED COMPENSATION

The Company has an incentive compensation plan to provide stock options, stock issuances and other equity interests in the Company to employees, directors, consultants, independent contractors, and advisors of the Company and any other person who is determined by the Committee of the Board of Directors of the Company to have made (or expected to make) contributions to the Company. As of December 31, 2013, the Company had 1,487,111 shares available for award under the plan. In October 2012, the Company’s stockholders approved the increase in the maximum shares reserved under the plan to 4,500,000 shares from 2,897,111 shares subject to further requisite approvals. As of the issuance of these consolidated financial statements, the Company has obtained all requisite approvals to increase the reserved shares to 4,500,000 under the plan.

Stock Options

The Company has granted to key employees and directors of the Company 1,410,000 options to purchase common shares under the above plan.  In addition, the Company issued an additional 500,000 stock options to a director in June 2009 outside of the plan. The outstanding stock options carry an exercise price ranging from of $.77-$2.11 per share and expire ten years from the date of grant. Grants under the plan are discretionary and typically vest over four years. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. For grants issued in 2012, the following Black-Scholes option-pricing model assumptions were used, underlying price of $0.77, dividend yield of 0%, expected volatility of 96%, risk-free interest rate of 0.89%, and average expected life of 6 years. Based on the pricing model, the Company expensed approximately $36,000 and $161,000 in the years ended December 31, 2013 and 2012, respectively.

A summary of the Company’s stock option plan as of December 31, 2013 and 2012 and changes during the years then ended is listed below:

	Weighted Average Exercise Price	Option Shares
Outstanding at January 1, 2013	$1.57	2,010,000
Granted		-
Exercised		-
Expired		-
Forfeited	$2.00	(100,000)
Outstanding at December 31, 2013	$1.57	1,910,000

Options exercisable at December 31, 2013	$1.60	1,778,750

Outstanding at January 1, 2012	$1.68	1,760,000
Granted	$0.77	250,000
Exercised		-
Expired		-
Forfeited		-
Outstanding at December 31, 2012	$1.57	2,010,000

Options exercisable at December 31, 2012	$1.65	1,816,250

As of December 31, 2013, there was approximately $54,000 total unrecognized compensation expense cost.  This cost is expected to be recognized over a weighted-average period of 1.2 years. There were no options granted during 2013. The weighted average fair value of options granted during 2012 was $0.53 per share. There was no intrinsic value in the options outstanding or exercisable as of December 31, 2013 or 2012, as the exercise prices were greater than the last traded price of the Company's common stock.

The following table summarizes information for options outstanding and exercisable at December 31, 2013:

Range of Prices			Options Outstanding	Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	Options Outstanding Weighted Avg. Exercise Price	Options Exercisable	Options Excercisable Weighted Avg. Exercise Price
	$.77		250,000	8	$0.77	125,000	$0.77
$1.00	–	1.15	575,000	5	1.01	568,750	1.01
$1.89	–	2.11	1,085,000	5	2.01	1,085,000	2.01
$ .77	–	2.11	1,910,000	6	$1.57	1,778,750	$1.60

Warrants

The Company has issued common stock warrants to individuals or firms for consulting and investor relations services. A summary of the warrants are as follows:

Issue date	Number of warrants	Expiration Date	Exercise Price per share
December 2009	100,000	December 2014	$1.25
September 2012	50,000	December 2015	$0.50
Total	150,000

All of the warrants are vested and allow the holder to purchase common stock at the exercise prices shown above. Warrants issued in December 2008 expired in June 2013.  To determine fair value of the warrants issued in 2012 for the purposes of measuring expense, the Company uses the Black-Scholes pricing model with the following assumptions, dividend yield of 0%, expected volatility of 110%, risk-free interest rate of .33%, and contract life of 3 years. An expense of approximately $6,000 and $1,000 was recorded for warrants to non-employees during the years ended December 31, 2013 and 2012, respectively.